Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Other Investments [Line Items]
Current portion		₨ 43,254	$ 506	₨ 74,363
Non-current portion		10,391	$ 122	1,059
Cost/Amortized Cost [member]
Other Investments [Line Items]
Current portion		40,441		71,747
Non-current portion		12,909		3,663
Cost/Amortized Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		30,364		37,943
Cost/Amortized Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		9,948		30,313
Cost/Amortized Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		974
Non-current portion		1,001		0
Cost/Amortized Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		2,312
Cost/Amortized Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		96		174
Non-current portion	[1]	2,700		2,700
Cost/Amortized Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		33		31
Non-current portion		219		166
Cost/Amortized Cost [member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		989		797
Cost/Amortized Cost [member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		8,000		0
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		2,813		2,616
Non-current portion		(2,518)		(2,604)
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		2,822		2,654
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		(9)		(38)
Non-current portion	[1]	(2,651)		(2,451)
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		133		(153)
Unrealised gain/(loss) [member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion		43,254		74,363
Non-current portion		10,391		1,059
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		33,186		40,597
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		9,948		30,313
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		974
Non-current portion		1,001		0
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		2,312
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		87		136
Non-current portion	[1]	49		249
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		33		31
Non-current portion		219		166
Fair value / amortized cost [Member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		1,122		644
Fair value / amortized cost [Member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		₨ 8,000		₨ 0

[1]	Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2025 and 2024, the Company has recognized an unrealized loss of Rs.2,651 and Rs.2,451, respectively, in the OCI for the fair value changes.